UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

(Registrant’s telephone number, including area code)

Date of fiscal year end: April 30, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Logan Capital Broad Innovative Growth ETF
LCLG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Logan Capital Broad Innovative Growth ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at  https://logancapitalfunds.com/regulatory-info. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Logan Capital Broad Innovative Growth ETF	$102	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
OVERVIEW OF TRAILING PERFORMANCE
During the 12-month trailing period ending April 30,2026 the Logan Capital Broad Innovative Growth ETF delivered a NAV total return of 39.94% beating the Russell 1000 Total Return Index, which returned 30.42%. Performance reflected Logan’s disciplined strategy and selective exposure to innovation-driven companies across sectors.
MARKET CONTEXT
The Fund benefited from resilient U.S. economic conditions despite elevated market volatility, inflation concerns, and geopolitical uncertainty. Investor sentiment was influenced by changing tariff policies, Federal Reserve expectations, and rising oil prices tied to Middle East tensions. Equity market leadership broadened beyond large-cap technology companies as investors rotated toward value-oriented, industrial, energy, and cyclical sectors.
INVESTMENT POSITIONING AND SECTOR INFLUENCE
The Fund’s investment adviser maintained a disciplined and diversified investment approach focused on high-quality companies with strong balance sheets, durable cash flows, and long-term growth potential. Portfolio positioning emphasized selective exposure to industrial, infrastructure, energy, and AI-related investment themes while managing concentration and valuation risk within the technology sector. During periods of volatility, the adviser remained focused on long-term fundamentals and ongoing evaluation of macroeconomic, earnings, and geopolitical developments.

Top Contributors
↑	Information Technology
↑	Communication Services
↑	KLA Corporation
↑	Broadcom Inc.
↑	Amphenol Corporation

Top Detractors
↓	Materials
↓	Financials
↓	Copart Inc.
↓	Netflix
↓	Graphic Packaging Holding Corp
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, and other expenses were deducted.
Logan Capital Broad Innovative Growth ETF	PAGE 1	TSR-AR-00770X246

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Logan Capital Broad Innovative Growth ETF NAV	39.94	13.43	18.13
Russell 1000 Total Return	30.42	12.32	15.01
Russell 1000 Growth Total Return	30.99	13.86	18.28
Visit https://logancapitalfunds.com/regulatory-info for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$101,289,196
Number of Holdings	57
Net Advisory Fee	$578,477
Portfolio Turnover	7%
30-Day SEC Yield	-0.08%
30-Day SEC Yield Unsubsidized	-0.08%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Alphabet, Inc.	7.4%
Broadcom, Inc.	6.1%
KLA Corp.	5.8%
Amphenol Corp.	5.4%
Amazon.com, Inc.	4.3%
Apple, Inc.	4.3%
AppLovin Corp.	4.0%
Netflix, Inc.	3.7%
Flex Ltd.	3.6%
Meta Platforms, Inc.	3.6%

Top Sectors	(%)
Information Technology	38.1%
Industrials	17.7%
Consumer Discretionary	16.0%
Communication Services	14.9%
Financials	6.5%
Health Care	2.7%
Materials	1.0%
Consumer Staples	1.0%
Cash & Other	2.1%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://logancapitalfunds.com/regulatory-info.
Logan Capital Broad Innovative Growth ETF	PAGE 2	TSR-AR-00770X246

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Logan Capital Management documents not be householded, please contact Logan Capital Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Logan Capital Management or your financial intermediary.
Logan Capital Broad Innovative Growth ETF	PAGE 3	TSR-AR-00770X246

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2026	FYE 4/30/2025
(a) Audit Fees	$17,500	$17,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2026	FYE 4/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2026	FYE 4/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Logan Capital Broad Innovative Growth ETF
Core Financial Statements
April 30, 2026

LOGAN CAPITAL BROAD INNOVATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 97.9%
Capital Goods - 12.0%
Eaton Corp. PLC	1,135	$491,466
Fastenal Co.	65,582	2,946,599
FTAI Aviation Ltd.	3,372	841,887
General Electric Co.	3,160	916,179
Hubbell, Inc.	1,401	711,946
Lincoln Electric Holdings, Inc.	5,472	1,450,080
Nordson Corp.	2,902	837,082
Sterling Infrastructure, Inc.(a)	3,332	1,718,046
United Rentals, Inc.	2,377	2,281,540
		12,194,825
Commercial & Professional Services - 3.0%
Cintas Corp.	10,177	1,778,023
Copart, Inc.(a)	22,152	733,453
Insperity, Inc.	4,214	149,892
Paycom Software, Inc.	2,943	373,055
		3,034,423
Consumer Discretionary Distribution & Retail - 12.2%
Amazon.com, Inc.(a)	16,456	4,361,827
Burlington Stores, Inc.(a)	5,036	1,611,570
Dick’s Sporting Goods, Inc.	11,780	2,673,118
Home Depot, Inc.	1,752	576,057
Lithia Motors, Inc.	3,672	1,065,321
Pool Corp.	975	207,987
RH(a)	882	116,389
Williams-Sonoma, Inc.	9,776	1,771,509
		12,383,778
Consumer Durables & Apparel - 0.8%
Deckers Outdoor Corp.(a)	8,205	838,551
Consumer Services - 3.0%
Marriott International, Inc. - Class A	2,732	988,137
Starbucks Corp.	10,075	1,061,200
Texas Roadhouse, Inc.	6,041	972,540
		3,021,877
Financial Services - 6.5%
American Express Co.	1,918	619,610
Coinbase Global, Inc. - Class A(a)	4,523	849,284
KKR & Co., Inc.	3,335	347,974
LPL Financial Holdings, Inc.	2,149	718,045
MasterCard, Inc. - Class A	6,848	3,443,996
OneMain Holdings, Inc.	9,823	577,298
		6,556,207
Food, Beverage & Tobacco - 1.0%
Monster Beverage Corp.(a)	12,995	1,001,525
Materials - 1.0%
Sherwin-Williams Co.	3,218	1,034,941

	Shares	Value
Media & Entertainment - 14.9%
Alphabet, Inc. - Class A	11,502	$4,425,970
Alphabet, Inc. - Class C	8,024	3,064,686
Meta Platforms, Inc. - Class A	5,879	3,597,419
Netflix, Inc.(a)	39,718	3,718,002
Trade Desk, Inc. - Class A(a)	11,695	275,885
		15,081,962
Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
Agilent Technologies, Inc.	5,020	580,061
Mettler-Toledo International, Inc.(a)	1,032	1,317,461
Waters Corp.(a)	2,785	861,206
		2,758,728
Semiconductors & Semiconductor Equipment - 15.1%
Broadcom, Inc.	14,888	6,214,698
KLA Corp.	3,366	5,891,678
Micron Technology, Inc.	6,125	3,167,605
		15,273,981
Software & Services - 4.9%
Accenture PLC - Class A	2,345	419,075
AppLovin Corp. - Class A(a)	9,187	4,100,617
Trimble, Inc.(a)	6,321	425,530
		4,945,222
Technology Hardware & Equipment - 18.1%
Amphenol Corp. - Class A	36,922	5,437,503
Apple, Inc.	15,967	4,332,645
Arista Networks, Inc.(a)	13,970	2,412,759
Celestica, Inc.(a)	3,010	1,232,866
Flex Ltd.(a)	39,848	3,648,084
Logitech International SA	6,803	675,402
Zebra Technologies Corp. - Class A(a)	2,410	545,287
		18,284,546
Transportation - 2.7%
CH Robinson Worldwide, Inc.	5,678	1,032,317
Old Dominion Freight Line, Inc.	7,773	1,651,218
		2,683,535
TOTAL COMMON STOCKS (Cost $32,498,495)		99,094,101
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%
Fidelity Government Portfolio - Institutional Class, 3.54%(b)	2,348,363	2,348,363
TOTAL MONEY MARKET FUNDS (Cost $2,348,363)		2,348,363
TOTAL INVESTMENTS - 100.2% (Cost $34,846,858)		$101,442,464
Liabilities in Excess of Other Assets - (0.2)%		(153,268)
TOTAL NET ASSETS - 100.0%		$101,289,196

The accompanying notes are an integral part of these financial statements.

1

LOGAN CAPITAL BROAD INNOVATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

LOGAN CAPITAL BROAD INNOVATIVE GROWTH ETF
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026

ASSETS:
Investments, at value	$101,442,464
Receivable for investments sold	221,111
Dividends receivable	40,945
Dividend tax reclaims receivable	967
Prepaid expenses and other assets	589
Total assets	101,706,076
LIABILITIES:
Payable for investments purchased	275,404
Payable to Adviser	51,993
Payable for fund administration and accounting fees	32,059
Payable for audit fees	21,350
Payable for directors’ fees	11,095
Payable for compliance fees	6,250
Payable for legal fees	5,136
Payable for transfer agent fees and expenses	260
Payable for expenses and other liabilities	13,333
Total liabilities	416,880
NET ASSETS	$ 101,289,196
Net Assets Consists of:
Paid-in capital	$36,549,960
Total distributable earnings	64,739,236
Total net assets	$ 101,289,196
Net assets	$101,289,196
Shares issued and outstanding(a)	1,499,096
Net asset value per share	$67.57
Cost:
Investments, at cost	$34,846,858

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

LOGAN CAPITAL BROAD INNOVATIVE GROWTH ETF
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2026

INVESTMENT INCOME:
Dividend income (net of withholding taxes of $3,935)	$586,415
Interest income	61,900
Total investment income	648,315
EXPENSES:
Investment advisory fee	578,477
Fund administration and accounting fees	72,937
Trustees’ fees	26,696
Audit fees	21,601
Compliance fees	15,001
Custodian fees	11,487
Legal fees	9,453
Reports to shareholders	8,121
Insurance expense	2,322
Transfer agent fees	217
Other expenses and fees	8,134
Total expenses	754,446
Net investment income (loss)	(106,131)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(737,051)
In-kind redemptions	7,282,920
Net realized gain (loss)	6,545,869
Net change in unrealized appreciation (depreciation) on:
Investments	21,738,472
Net change in unrealized appreciation (depreciation)	21,738,472
Net realized and unrealized gain (loss)	28,284,341
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 28,178,210

The accompanying notes are an integral part of these financial statements.

4

LOGAN CAPITAL BROAD INNOVATIVE GROWTH ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2026	2025
OPERATIONS:
Net investment income (loss)	$(106,131)	$(98,003)
Net realized gain (loss)	6,545,869	1,512,802
Net change in unrealized appreciation (depreciation)	21,738,472	6,324,260
Net increase (decrease) in net assets from operations	28,178,210	7,739,059
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(43,533)
Total distributions to shareholders	—	(43,533)
CAPITAL TRANSACTIONS:
Shares sold	12,812,526	2,910,450
Shares redeemed	(8,701,123)	(3,458,028)
Net increase (decrease) in net assets from capital transactions	4,111,403	(547,578)
NET INCREASE (DECREASE) IN NET ASSETS	32,289,613	7,147,948
NET ASSETS:
Beginning of the year	68,999,583	61,851,635
End of the year	$ 101,289,196	$68,999,583
SHARES TRANSACTIONS
Shares sold	210,000	60,000
Shares redeemed	(140,000)	(70,000)
Total increase (decrease) in shares outstanding	70,000	(10,000)

The accompanying notes are an integral part of these financial statements.

5

LOGAN CAPITAL BROAD INNOVATIVE GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023(e)	2022
PER SHARE DATA:
Net asset value, beginning of year	$48.28	$42.98	$33.03	$32.16	$39.73
INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)	(0.07)	(0.02)	(0.01)(a)	(0.10)(a)
Net realized and unrealized gain (loss) on investments(b)	19.36	5.40	10.36	1.49	(4.46)
Total from investment operations	19.29	5.33	10.34	1.48	(4.56)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.03)	(0.39)	(0.61)	(3.01)
Total distributions	—	(0.03)	(0.39)	(0.61)	(3.01)
Redemption fee per share	—	—	—	0.00(a)(c)	0.00(a)(c)
Net asset value, end of year	$67.57	$48.28	$42.98	$33.03	$32.16
Total return	39.94%	12.40%	31.37%	4.78%	−13.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$101,289	$69,000	$61,852	$48,361	$50,624
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.85%	0.90%	0.96%	1.01%	1.03%
After expense reimbursement/recoupment	0.85%	0.90%	0.96%	1.01%	1.10%
Ratio of net investment income (loss) to average net assets	(0.12)%	(0.14)%	(0.05)%	(0.03)%	(0.25)%
Portfolio turnover rate(d)	7%	5%	8%	10%	13%

(a)	Based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 5, 2022. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization. Effective August 5, 2022, the Funds redemption fee was discontinued.

The accompanying notes are an integral part of these financial statements.

6

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026
NOTE 1 – ORGANIZATION
The Logan Capital Broad Innovative Growth ETF (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Fund is long-term capital appreciation. The Fund became effective on the close of business on August 5, 2022 and commenced operations on August 8, 2022. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Logan Capital Management, Inc. (the “Adviser”), the Fund’s investment adviser.
The Fund is the accounting and performance survivor of the Logan Capital Large Cap Growth Fund (the “Target Fund”). The Fund became a series of the Trust on August 5, 2022, following a reorganization (“Reorganization”), pursuant to an Agreement and Plan of Reorganization, which resulted in the conversion of the Target Fund organized as a mutual fund to an ETF. The Fund was established as a “shell” fund organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Target Fund and continuing the operations of the Target Fund as an ETF. The Fund had no performance history prior to the Reorganization.
The Reorganization was accomplished by a tax-free exchange of 2,878,192 shares (with an exception for fractional mutual fund shares) of the Acquiring Fund for shares of the Target Fund of equivalent aggregate net asset value. At the close of business on August 5, 2022, the net assets of the Target Fund were $48,177,524. The total net assets of the Target Fund included $764,863 of accumulated realized gains and $27,049,044 of unrealized appreciation. Fees and expenses incurred to affect the Reorganization were borne by the Adviser. The Reorganization did not result in a material change to the Target Fund’s investment portfolio as compared to the Fund. There are no material differences in accounting policies of the Target Fund as compared to the Fund. The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Target Fund did not affect the Fund’s portfolio turnover ratios.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 5,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor” or “Quasar”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

7

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

8

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended April 30, 2026, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

Distributable Earnings	Paid-in Capital
$(7,149,496)	$7,149,496

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of April 30, 2026, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

9

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The Board has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Short-Term Debt Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$99,094,101	$—	$—	$99,094,101
Money Market Funds	2,348,363	—	—	2,348,363
Total Investments	$101,442,464	$—	$—	$101,442,464

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Management Committee, consisting of the Chief Operating Officer and Chief Compliance Officer, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management determined that there was no material impact on the Fund’s financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Fund with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at an annual rate of 0.65% based upon the average daily net assets of the Fund. For the year ended April 30, 2026, the Fund incurred $578,477 in advisory fees. Advisory fees payable at April 30, 2026 for the Fund were $51,993.

10

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and dividends on securities sold short, and extraordinary expenses) do not exceed 0.99% of the average daily net assets. Prior to August 8, 2022, the net expenses were contractually limited to 1.14%. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended April 30, 2026, there were no expenses waived or recouped by the Adviser. At April 30, 2026, there were no cumulative expenses subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2026 are disclosed in the Statement of Operations.
Quasar acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan allows the payment of a monthly fee to the Distributor at an annual rate of up to 0.25% of the average net assets each year. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended April 30, 2026, the Fund did not accrue 12b-1 distribution fees.
NOTE 6 – SECURITIES TRANSACTIONS
For the year ended April 30, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$5,822,643	$7,206,100

There were no purchases or sales of long-term U.S. Government securities. For the year ended April 30, 2026, in-kind transactions associated with creations and redemptions were $12,253,901 and $8,737,316, respectively.
During the year ended April 30, 2026, the Fund realized net capital gains of $7,282,920 resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable or deductible to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

11

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended April 30, 2026 and the year ended April 30, 2025 was as follows:

	Year Ended April 30,
	2026	2025
Long-Term Capital Gains	$—	$—
Ordinary Income	—	43,533

As of April 30, 2026, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$35,411,298
Gross unrealized appreciation	67,942,394
Gross unrealized depreciation	(1,911,228)
Net unrealized appreciation (depreciation)(a)	66,031,166
Undistributed long-term capital gains	—
Total distributable earnings	—
Other accumulated gains/(losses)	(1,291,930)
Total accumulated earnings/(losses)	$64,739,236

(a)	The book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to wash sales.
At April 30, 2026, the Fund deferred, on a tax basis, ordinary late year losses of $46,708.
At April 30, 2026, the Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$322,081	$923,141	$1,245,222

NOTE 8 – PRINCIPAL RISKS
Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides additional information regarding these and other risks of investing in the Fund.
General Market Risk Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
Equity Securities Risk The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

12

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Fund’s portfolio.
Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation potential.
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (2) trading

13

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (4) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (5) currency exchange rate fluctuations and policies.
Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.
Depositary Receipt Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
NOTE 9 – TRUSTEES
Effective December 31, 2025, Joe Redwine retired from the Board.
NOTE 10 – OFFICERS
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

14

LOGAN CAPITAL BROAD INNOVATIVE GROWTH ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of
Logan Capital Broad Innovative Growth ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Logan Capital Broad Innovative Growth ETF (the “Fund”), a series of Advisors Series Trust, including the schedule of investments, as of April 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
June 29, 2026

15

LOGAN CAPITAL BROAD INNOVATIVE GROWTH ETF
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Logan Capital Management, Inc. (the “Adviser”) on behalf of the Logan Capital Broad Innovative Growth ETF (the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination. In considering the renewal of the Advisory Agreement, the Board took into account that the Fund had operated as a mutual fund prior to August 8, 2022 and had converted to an exchange-traded fund as of that date. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, AI-use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer-term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of the Fund as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or

16

LOGAN CAPITAL BROAD INNOVATIVE GROWTH ETF
ADDITIONAL INFORMATION(Continued)
outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund had outperformed the average of its Morningstar peer group for the one-, three-, five- and ten-year periods, all periods ended June 30, 2025. The Board noted that the Fund had outperformed the average of its Cohort for the one-, three-, five- and ten-year periods, all periods ended June 30, 2025.
The Board noted that the Fund outperformed its primary benchmark for the one-year period, performed in line for the three-year period, and underperformed for the five- and ten-year periods, all periods ended June 30, 2025. The Board also considered performance of the Fund compared to the Adviser’s similarly managed composite, noting it had outperformed for the oneyear period, and underperformed for the three-, five- and ten-year periods ended June 30, 2025, but the differences were not material.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements, if any, for the Fund. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.99% for the Fund, excluding certain operating expenses (the “Expense Cap”). The Board noted that the Fund’s advisory fee was at the median and above the average of its Cohort, and the Fund’s net expense ratio was above the median and average of its Cohort. The Board considered that the advisory fees charged by the Adviser to its similarly managed separate account clients were the same or lower depending on the asset level.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders. As a result, the Board concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional material benefits, noting that the Fund does not charge Rule 12b-1 fees nor utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement for the Fund was not excessive, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/9/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/9/26

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	7/9/26

* Print the name and title of each signing officer under his or her signature.